Income Taxes - Summary of Income Tax Rate (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Valuation allowance released		$ 4	$ 21	$ 89
Charges recorded in income tax expenses related to Austrian tax reform		32
Tax benefit as a result of Mexican flat tax	36
Tax credits covering years			2008 and 2009
Internal Revenue Service [Member]
Income Tax Contingency [Line Items]
Tax benefit with a settlement of claims a result of research and development tax credits			$ 36